Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Unit Segment Customer	Dec. 31, 2020 USD ($) Unit Segment Customer	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) Customer	Jan. 01, 2020 CNY (¥)	Jan. 01, 2018 CNY (¥)
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar	6.525				6.525
Number of reportable segments | Segment	2	2
Number of reporting units | Unit	2	2
Retained earnings	¥ 135,284		¥ 126,268		$ 20,733
Acquisition of licensed copyrights from nonmonetary content exchanges	1,376	$ 211	683	¥ 1,083
Gross interest income				3,300
Gross interest cost				1,600
Allowance for contract asset	27		7		4
Advertising and promotional expenses	8,400	$ 1,300	10,500	10,100
Cash and cash equivalents, restricted cash and short-term investments	¥ 172,700				$ 26,500
Number of customers with receivable balance exceeding 10% | Customer	0				0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer	0	0
Appreciation of US$ against RMB, as a percentage	6.27%	6.27%
Net income (loss)	¥ 19,026	$ 2,916	(2,288)	22,582
Cumulative effect of accounting change				933
Accounting Standards Update 2016-13
Accounting Policies [Abstract]
Retained earnings						¥ (314)
Accounting Standards Update 2019-02 | Licensed Copyrights And Produced Content
Accounting Policies [Abstract]
Supplement cash flow disclosure of operating activities	17,000	2,600
Amortization expense	680	104
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies	0		0
Change In Accounting Estimate [Member] | Licensed Copyrights And Produced Content
Accounting Policies [Abstract]
Net income (loss)	680	104
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Acquisition of licensed copyrights from nonmonetary content exchanges	1,400	211	683	1,100
Barter transaction, Cost Recognized	¥ 1,100	$ 161	570	¥ 1,000
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets	¥ 1,800		1,900		$ 273
Allowance for contract asset	27		7		4
Deferred revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	4,000	$ 618
Contract liabilities	¥ 6,700		¥ 6,100		$ 1,000
Credit Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	90.00%	90.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	30.00%	30.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	21.00%	21.00%
Credit Concentration Risk | Onshore China | Financial Institution Three [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	16.00%	16.00%
Credit Concentration Risk | Onshore China | Financial Institution Four [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	11.00%	11.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Ordinary Shares | Accounting Standards Update 2016-01
Accounting Policies [Abstract]
Retained earnings							¥ 1,900
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%